November 7, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:

EA Series Trust, formerly known as the Alpha Architect ETF Trust (the “Trust”)
File Nos.: 333-195493 and 811-22961

Strive 1000 Growth ETF

Strive 1000 Value ETF

Strive 2000 ETF

Strive 1000 Dividend Growth ETF

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, Strive 1000 Growth ETF, Strive 1000 Value ETF, Strive 2000 ETF and Strive 1000 Dividend Growth ETF, hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post- Effective Amendment No. 188 to the Trust’s Registration Statement on Form N-1A, filed on November 4, 2022.

If you have any questions or require further information, please contact Karen Aspinall at (949) 629-3928 or Karen.Aspinall@Practus.com.

Sincerely,

/s/ Karen Aspinall

Karen Aspinall

KAREN A. ASPINALL ● PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 949.629.3928

Practus, LLP ● Karen.Aspinall@Practus.com ● Practus.com